Debt - Schedule of Assumptions used in Fair Value of Warrants (Details)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Weighted-average risk-free interest rate	1.80%
Weighted-average expected life (in years)	4 years 9 months 18 days
Expected dividend yield	0.00%
Weighted-average expected volatility	122.00%